Vessels, net - Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	$ 100,557
Reversal of Impairment	1,891	$ 4,400	$ 0
Balance ending of period	248,979	100,557
Net Book Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	100,557	129,461	130,724
Additions/ (Dry Docking Component)	167,293	6,485	8,616
Depreciation expense	(9,393)	(8,557)	(9,879)
Reversal of Impairment	1,891	4,400
Sale of vessel	(11,369)	(31,232)
Balance ending of period	248,979	100,557	129,461
Vessels [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	181,258	234,916	233,738
Additions/ (Dry Docking Component)	161,681	161	1,178
Reversal of Impairment	1,891	4,400
Sale of vessel	(21,283)	(58,219)
Balance ending of period	323,547	181,258	234,916
Vessels [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	(86,232)	(113,009)	(107,776)
Depreciation expense	(5,886)	(4,372)	(5,233)
Sale of vessel	10,694	31,149
Balance ending of period	(81,424)	(86,232)	(113,009)
Dry docking [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	16,245	23,365	15,927
Additions/ (Dry Docking Component)	5,612	6,324	7,438
Sale of vessel	(5,233)	(13,444)
Balance ending of period	16,624	16,245	23,365
Dry docking [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	(10,714)	(15,811)	(11,165)
Depreciation expense	(3,507)	(4,185)	(4,646)
Sale of vessel	4,453	9,282
Balance ending of period	$ (9,768)	$ (10,714)	$ (15,811)